Investments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Investments Abstract
Schedule of investments in associates and joint ventures

0	Joint Ventures	Associates (1)	Total
Balance at December 31, 2025	464	86	550
Investments	60	3	63
Results of equity-accounted investments	111	2	113
Translation adjustment	(1)	4	3
Other comprehensive income	3	(3)	−
Dividends	(74)	(1)	(75)
Balance at June 30, 2026	563	91	654

	Joint Ventures	Associates (1)	Total
Balance at December 31, 2024	481	178	659
Investments	2	3	5
Restructuring, capital decrease and others	−	(4)	(4)
Results of equity-accounted investments	90	39	129
Translation adjustment	1	(188)	(187)
Other comprehensive income	−	232	232
Dividends	(54)	(2)	(56)
Balance at June 30, 2025	520	258	778
(1) Includes other investments.